Notes relating to the unaudited condensed consolidated interim statement of financial position - Trade and other receivables (Details) - EUR (€) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Trade and other receivables
VAT receivable	€ 320		€ 317
Trade receivables	8,907		845
Other receivables	530		750
Interest receivable	248
VLAIO grant receivable	193		930
Total trade and other current receivables	10,198		2,842
Impairment loss on trade receivables	0		0
Government grant received from Flanders Innovation and Entrepreneurship Agency	553	€ 327
Flanders Innovation and Entrepreneurship Agency
Trade and other receivables
Government grant received from Flanders Innovation and Entrepreneurship Agency	€ 0		€ 0